Basis of preparation (Policies)	12 Months Ended
Mar. 31, 2026
Basis of preparation
Accounting convention
Accounting convention
The consolidated financial statements are prepared on a historical cost basis except for certain financial and equity instruments that have been measured at fair value and for the application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ for the Group’s entities reporting in Turkish lira and its associate’s reporting in Ethiopian birr (see below).

Basis of consolidation
Basis of consolidation
The consolidated financial statements incorporate the financial statements of the Company, subsidiaries controlled by the Company (see note 31 ‘Related undertakings’ to the consolidated financial statements), joint operations that are subject to joint control and the results of joint ventures and associates (see note 12 ‘Associates and joint arrangements’ to the consolidated financial statements).

Hyperinflationary economies
Hyperinflationary economies
The Turkish economy was designated as hyperinflationary from 30 June 2022. The Ethiopian economy was designated as hyperinflationary from 31 December 2022 until 31 March 2025. The Group has applied IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ to its Turkish operations whose functional currency is Turkish lira, from 1 April 2022, and to the Ethiopian operations, whose functional currency is Ethiopian Birr, from 1 April 2022 until 31 March 2025. Comparative amounts are not restated.
In applying IAS 29 to the Group’s operations in Türkiye, the Turkish lira results and non-monetary
asset and liability balances for relevant financial years have been revalued to their present value equivalent local currency amounts at the reporting date, based on the consumer price indexes issued by the Turkish Statistical Institute. The Turkish index has risen by 30.9% (2025: 38.1%; 2024: 68.5%) during this financial year. The revalued balances are translated to euros at the reporting date exchange rate of
€
1: 51.25 TRL (2025:
€
1: 41.00 TRL; 2024:
€
1: 34.94 TRL) respectively applying IAS 21.
For the Group’s operations in Türkiye:

–	The gain or loss on the revaluation of net monetary assets resulting from IAS 29 application is recognised in the consolidated income statement within Other (expense)/income.

–
The Group also presents the gain or loss on cash and cash equivalents as monetary items together with the effect of inflation on operating, investing and financing cash flows as one number in the consolidated statement of cash flows.

–
The Group has presented the equity revaluation effects and the impact of currency movements within other comprehensive income as such amounts are judged to meet the definition of ‘exchange differences’.

The main impacts of the aforementioned adjustments for the Group’s Turkish and Ethiopian operations (in prior years only) on the consolidated financial statements are shown below.

	Increase/(decrease)

	2026 €m	2025 € m	2024 € m

Impact on the consolidated income statement for the years ended 31 March

Revenue	185	88	111

Operating (loss)/profit 1	(338)	(287)	66

Loss for the financial year 1	(428)	(449)	(169)

	Increase

	2026 €m	2025 € m	2024 € m

Impact on the consolidated statement of financial position at 31 March

Net assets	895	1,029	981

Equity attributable to owners of the parent	895	987	913

Non-controlling interests	–	41	68
Note:

1.	Includes € 77 million gain on the net monetary assets/liabilities (2025: € 112 million gain; 2024: € 360 million gain).

Foreign currencies
Foreign currencies
The consolidated financial statements are presented in euro, which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.
With the exception of the Group’s Turkish lira operations which are subject to hyperinflation accounting (see above), transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the reporting period date.
Non-monetary
items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the valuation date.
Non-monetary
items measured in terms of historical cost in a foreign currency are not retranslated.
Share capital, share premium and other capital reserves are initially recorded at the functional currency rate prevailing at the date of the transaction and are not retranslated.
For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than euro are expressed in euro using exchange rates prevailing at the reporting period date.

Income and expense items and cash flows are translated at the average exchange rates for each month and exchange differences arising are recognised directly in other comprehensive income. On disposal of a foreign entity, the cumulative amount previously recognised in the consolidated statement of comprehensive income relating to that particular foreign operation is recognised in profit or loss in the consolidated income statement.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated accordingly.
The net foreign exchange gain recognised in the consolidated income statement for the year ended 31 March 2026 is
€
60 million (2025:
€
171 million loss; 2024:
€
272 million loss). The net gains and net losses are recorded within operating profit (2026:
€
16 million charge; 2025:
€
146 million charge; 2024:
€
110 million charge), financing costs (2026:
€
56 million credit; 2025:
€
1 million charge; 2024:
€
173 million charge) and income tax expense (2026:
€
20 million credit; 2025:
€
24 million charge; 2024:
€
11 million credit).

Current or non-current classification
Current or
non-current
classification
Assets are classified as current in the consolidated statement of financial position where recovery is expected within 12 months of the reporting date. All assets where recovery is expected more than 12 months from the reporting date and all deferred tax assets, goodwill and intangible assets, property, plant and equipment and investments in associates and joint ventures are reported as non-current.
Liabilities are classified as current unless the Group has the substantive right at the reporting date to defer settlement of the liability for at least 12 months after the reporting date. For provisions, where the timing of settlement is uncertain, amounts are classified as non-current
where settlement is expected more than 12 months from the reporting date. In addition, deferred tax liabilities and post-employment benefits are reported as non-current.

Inventory
Inventory
Inventory is stated at the lower of cost and net realisable value. Cost is determined on the basis of weighted average costs and comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition.

New accounting pronouncements adopted
New accounting pronouncements adopted on 1 April 2025
The Group adopted the following new policy on 1 April 2025 to comply with amendments to IFRS:

–	Amendments to IAS 21 ‘Lack of Exchangeability’.
The amendment, which has been adopted by the UK Endorsement Board (‘UKEB’), did not have a material impact on the Group’s financial reporting.
New accounting pronouncements to be adopted on or after 1 April 2026
The following amendments have been issued by the IASB and are effective on or after 1 January 2026. These amendments have been endorsed by the UKEB.

–	Amendments to IFRS 9 and IFRS 7 ‘Amendments to the Classification and Measurement of Financial Instruments’;

–	Amendments to IFRS 9 and IFRS 7 ‘Contracts Referencing Nature-dependent Electricity’; and

–	Annual improvements to IFRS Accounting Standards (Volume 11).
The amendments are not currently expected to have a material impact on the Group’s financial reporting on adoption. However, the IFRS 9 and IFRS 7 amendments relating to ‘Classification and Measurement of Financial Instruments’ and ‘Contracts Referencing Nature-dependent Electricity’ may result in additional disclosures within the Group’s financial reporting.
New accounting pronouncements to be adopted on or after 1 April 2027
The following new standards and amendments have been issued by the IASB but have not yet been endorsed by the UKEB except where noted:

–	IFRS 18 ‘Presentation and Disclosure in Financial Statements’, which has been endorsed by the UKEB;

–	IFRS 19 ‘Subsidiaries without Public Accountability: Disclosures’, which has been endorsed by the UKEB;

–	Amendments to IFRS 19 ‘Subsidiaries without Public Accountability Disclosures’; and

–	Amendments to IAS 21 ‘Translation to a Hyperinflationary Presentation Currency’.
With the exception of IFRS 18, none of the newly issued standards or amendments are expected to have a material impact on the Group’s financial reporting upon adoption. IFRS 18 is expected to have a material impact on the Group’s financial reporting, particularly the Group’s consolidated income statement and the presentation of certain performance measures; the Group is undertaking a detailed assessment of the impacts.

Impairment losses
Goodwill
Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is an indication that the asset may be impaired.
For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, known as cash-generating units. The determination of the Group’s cash-generating units is primarily based on the geographic area where the Group supplies communications services and products. If cash flows from assets within one jurisdiction are largely independent of the cash flows from other assets in that same jurisdiction and management monitors performance separately, multiple cash-generating units are identified within that geographic area.
If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata
on the basis of the carrying amount of each asset in the unit. Impairment losses recognised for goodwill are not reversible in subsequent periods.
The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
Management prepares formal five-year plans for the Group’s cash-generating units, which are the basis for the value in use calculations.
Property, plant and equipment, finite-lived intangible assets and equity-accounted investments
At each reporting period date, the Group reviews the carrying amounts of its property, plant and equipment, finite lived intangible assets and equity-accounted investments to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.
If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount and an impairment loss is recognised immediately in the consolidated income statement.
Where there has been a change in the estimates used to determine recoverable amount and an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset or cash-generating unit in prior years and an impairment loss reversal is recognised immediately in the consolidated income statement.

Other investments
Other investments comprising debt and equity instruments are recognised and derecognised on settlement date and are initially measured at fair value, including transaction costs.
Debt securities that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost using the effective interest method, less any impairment. Debt securities that do not meet the criteria for amortised cost are measured at fair value through profit and loss.
Equity securities are classified and measured at fair value through other comprehensive income where the possibility of sale in the near term is considered low at the time of acquisition; other equity securities are recorded at fair value through the income statement. For equity securities valued at fair value through other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following derecognition of the investment.

Share-based payments
The Group issues equity-settled share-based awards to certain employees. Equity-settled share-based awards are measured at fair value (excluding the effect of non-market-based
vesting conditions) at the date of grant. The fair value determined at the grant date of the equity-settled share-based award is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the shares that will eventually vest and adjusted for the effect of non-market-based
vesting conditions. A corresponding increase in additional
paid-in
capital is also recognised.
Some share awards have an attached market condition, based on total shareholder return (‘TSR’), which is taken into account when calculating the fair value of the share awards. The valuation for the TSR is based on Vodafone’s ranking within the same group of companies, where possible, over the past five years.
The fair value of awards of
non-vested
shares is a calculation of the closing price of the Company’s shares on the day prior to the grant date, adjusted for the present value of the delay in receiving dividends where appropriate.
The maximum aggregate number of ordinary shares which may be issued or transferred from Treasury in respect of share options or share plans will not (without shareholder approval) exceed:

–
10% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans; and

–
5% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans, other than any plans which are operated on an all-employee
basis.

Business combinations
Business combinations
Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the consolidated income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date, which is the date on which control is transferred to the Group. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amount of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling
shareholders in the acquiree may initially be measured either at fair value or at the non-controlling
shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition
basis.
Acquisition of interests from
non-controlling
shareholders
In transactions with
non-controlling
parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling
interest is adjusted, is recognised in equity.
Disposals
The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries, joint arrangements and associates that the Group has disposed of, and that have previously been recorded in other comprehensive income or expense, are also recognised as part of the gain or loss on disposal.

Control of subsidiaries
Control of subsidiaries
The Group controls an entity for accounting purposes, and consolidates it as a subsidiary, when it has the current ability to make the ‘relevant decisions’ that affect the entity’s profitability and has exposure, through its shareholding, to the resulting profits or losses. Where minority shareholders have rights in an entity which do not allow participation in such decisions in the ordinary course of business then these are considered to be ‘protective rights’ that do not impair the Group’s control of the entity for accounting purposes.
Where call options or other rights potentially provide the Group with the opportunity to control an entity, a range of factors are assessed to determine whether these rights confer the current ability to make the relevant decisions including whether it is economically favourable to obtain the rights and whether there are legal barriers that prevent or delay the exercise of the rights.
The Group has concluded that it controls VodafoneThree Holdings Limited (‘VTHL’) through its 51% shareholding and associated rights. In certain very limited circumstances, including the significant financial underperformance of VTHL, CK Hutchison Group Telecom Holdings Limited may acquire additional rights that might result in the Group’s loss of control of VTHL for accounting purposes. See note 27 ‘Acquisitions and disposals’ to the consolidated financial statements for further details on the acquisition.

Description of accounting policy for non-current assets or disposal groups classified as held for sale [text block]
Held for sale accounting
When the value of a
non-current
asset or a group of assets in a disposal group will be primarily recovered through a sale transaction and there is an active plan for the disposal such that it is highly probable that the disposal will be completed within 12 months (subject to certain matters outside of the Group’s control) then the related assets will be classified as held for sale and, where appropriate, as a discontinued operation.
Judgement is applied by management in determining if assets meet the requirements to be classified as held for sale.